Debt - Principal Payments on Short-term and Long-Term Debt (Detail) $ in Thousands	Nov. 27, 2016 USD ($)
Maturities of Long-term and Short-term Debt [Abstract]
2017	$ 38,922
2018	0
2019	0
2020	0
2021	0
Thereafter	1,018,591
Long-term and short-term debt	$ 1,057,513